GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
GENERAL AND ADMINISTRATIVE EXPENSES
General expenses	Rp 2,448		Rp 2,446	Rp 2,259
Allowance for expected credit losses trade receivables (Note 6)	904		513	567
Professional fees	855		996	1,097
Training, education, and recruitment	453		461	371
Traveling	421		443	421
Meeting	390		334	312
Social contribution	233		232	218
Collection expenses	194		195	173
Others (each below Rp100 billion)	327		479	436
Total	Rp 6,225	$ 387	Rp 6,099	Rp 5,854